Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 loan
EBP, Schedule of Reportable Transaction [Line Items]
Number of loans outstanding | loan	46,417	44,446
Notes Receivable from Participants | $	$ 328,171
Minimum
EBP, Schedule of Reportable Transaction [Line Items]
Interest rates	3.30%
Maximum
EBP, Schedule of Reportable Transaction [Line Items]
Interest rates	10.50%